Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Product sales	€ 62,984	€ 65,938	€ 129,511
Other revenues	285,101	44,383	(3,315)
Revenues	348,086	110,321	126,196
Cost of goods and services	(187,920)	(54,302)	(52,781)
Research and development expenses	(173,283)	(84,454)	(38,022)
Marketing and distribution expenses	(23,643)	(18,264)	(24,145)
General and administrative expenses	(47,606)	(27,539)	(18,398)
Other income and expenses, net	22,976	19,117	6,338
OPERATING LOSS	(61,390)	(55,120)	(811)
Finance income	8,379	689	1,449
Finance expenses	(16,964)	(10,738)	(3,082)
Result from investments in associates	(5)	(133)	1,574
LOSS BEFORE INCOME TAX	(69,979)	(65,302)	(870)
Income tax income/(expense)	(3,446)	909	(874)
LOSS FOR THE PERIOD	€ (73,425)	€ (64,393)	€ (1,744)
Losses per share for loss for the period attributable to the equity holders of the Company, expressed in € per share
- basic	€ (0.75)	€ (0.71)	€ (0.02)
- diluted	€ (0.75)	€ (0.71)	€ (0.02)